                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             June 30, 2009


Check here if Amendment;           [X]   Amendment Number:  1
This Amendment (Check only one.):        [ ]  is a restatement.
                                         [X]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Independent Fiduciary Services, Inc.
Address:          805 15th Street, NW
                  Suite 1120
                  Washington, DC  20005

Form 13F File Number:      28-12135
                           --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                Richard Schmidt
         Title:               Executive VP & CFO
         Phone:               (973) 424-6400

Signature, Place, and Date of Signing:


   /s/ Richard Schmidt            Newark, NJ             March 31, 2011
  -----------------------       ------------------       --------------
       [Signature]              [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

None.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                                  -----------------


Form 13F Information Table Entry Total:                 6
                                                  -----------------

Form 13F Information Table Value Total:           $    227,505
                                                   ----------------
                                                      (thousands)




List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



            June 30, 2009


                                                      FORM 13F INFORMATION TABLE


                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/  Put/  Investment   Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn  Call  Discretion  Managers  Sole     Shared    None
      --------------            -----    -----     --------  -------   ---  ----  ----------- --------  ----     ------    ----
A D C Telecommunications       COM      000886309    13208   1659305   SH         SOLE                                    1659305
Allete Inc.                    COM      018522300    13311    463000   SH         SOLE                           463000
Franklin Resources Inc.        COM      354613101    71605    994382   SH         SOLE                           994382
Kaiser Aluminum Corporation    COM      483007704   113100   4845465   SH         SOLE                  4845465
PPG Industries Inc.            COM      693506107     9245    210600   SH         SOLE                           210600
Solutia Inc.                   COM      834376501     7036   1221492   SH         SOLE                  1221492





















REPORT SUMMARY   6 DATA RECORDS         $227,505       ALL OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED         0



